Cover	Nov. 13, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Entity File Number	001-40808
Entity Registrant Name	Greenidge Generation Holdings Inc.
Entity Central Index Key	0001844971
Entity Tax Identification Number	86-1746728
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Plant Road
Entity Address, City or Town	Dresden
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14441
City Area Code	(315)
Local Phone Number	536-2359
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $.0001
Title of 12(b) Security	Class A common stock, par value $.0001
Trading Symbol	GREE
Security Exchange Name	NASDAQ
8.50% Senior Notes due 2026
Title of 12(b) Security	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ